Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories (Table)
	December 31, 2022	December 31, 2023
Lubricants	$15,863	$13,945
Bunkers	51,299	48,417
Total	$67,162	$62,362